Property and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 70,150	$ 76,246	$ 45,071
Impairment loss	$ 0	$ 33,841	$ 0